CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2012	$ 182	$ 1,309,761	$ (20,421)	$ (1,153,301)	$ 79,621	$ 814	$ 216,656
Balance (in shares) at Dec. 31, 2012	47,656,092
Repurchase of ordinary shares	$ (31)	$ (30,649)					(30,680)
Repurchase of ordinary shares (in shares)	(8,333,333)
Restricted stock issued and restricted stock units released							0
Restricted stock issued and restricted stock units released (in shares)	455,095
Stock-based compensation		$ 1,698					1,698
Net loss				$ (22,721)		$ (9)	(22,730)
Elimination of the non-controlling interests a result of disposition on of an investment.						$ (805)	805
Other comprehensive income:
Foreign currency translation					$ (6,671)		(6,671)
CTA recognition due to closure of the subsidiaries					(7,088)		$ (7,088)
Unrealized gain from available-for-sale investments
Balance at Dec. 31, 2013	$ 151	$ 1,280,810	$ (20,421)	$ (1,176,022)	$ 65,862	$ (0)	$ 150,380
Balance (in shares) at Dec. 31, 2013	39,777,854
Common stock issued upon option exercises	$ 8	$ 5,332					5,340
Common stock issued upon option exercises (in shares)	2,000,000
Repurchase of ordinary shares			$ (10,308)				(10,308)
Repurchase of ordinary shares (in shares)	(4,050,296)
Restricted stock issued and restricted stock units released							0
Restricted stock issued and restricted stock units released (in shares)	420,518
Stock-based compensation		$ 2,289					2,289
Treasury stock retirement	$ (37)	$ (30,249)	$ 30,286				0
Net loss				$ (30,264)			(30,264)
Other comprehensive income:
Foreign currency translation					$ (2,902)		(2,902)
CTA recognition due to closure of the subsidiaries					121		121
Unrealized gain from available-for-sale investments					673		673
Balance at Dec. 31, 2014	$ 122	$ 1,258,182	$ (443)	$ (1,206,286)	$ 63,754	$ (0)	115,329
Balance (in shares) at Dec. 31, 2014	38,148,076
Common stock issued upon option exercises		$ 39					39
Common stock issued upon option exercises (in shares)	11,543
Repurchase of ordinary shares			$ (3,695)				(3,695)
Repurchase of ordinary shares (in shares)	(1,563,302)
Restricted stock issued and restricted stock units released							0
Restricted stock issued and restricted stock units released (in shares)	138,997
Stock-based compensation		$ 1,546					1,546
Net loss				$ (20,657)			(20,657)
Other comprehensive income:
Foreign currency translation					$ (1,611)		(1,611)
Unrealized gain from available-for-sale investments					(673)		(673)
Balance at Dec. 31, 2015	$ 122	$ 1,259,767	$ (4,138)	$ (1,226,943)	$ 61,470	$ (0)	$ 90,278
Balance (in shares) at Dec. 31, 2015	36,735,314